Summary of Signification Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Signification Accounting Policies [Line Items]
Provision for expected credit loss	$ 1,671,060	$ 648,653	$ 520,555
Share-based compensation		630,000
Deferred revenue recognized	$ 2,171,007	1,859,990	$ 1,007,494
Percentage of revenue.	76.00%
Revenues percentage	24.00%
Approach of CODM to determine segment information	The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance.
Chief operating decision maker	ChiefExecutiveOfficer
Minimum [Member]
Summary of Signification Accounting Policies [Line Items]
Restricted Cash	$ 123,996
Defined Benefit Plan, Government's Rights to Plan Assets in Event of Plan Termination, Amount
Maximum [Member]
Summary of Signification Accounting Policies [Line Items]
Restricted Cash	$ 56,790,000
Defined Benefit Plan, Government's Rights to Plan Assets in Event of Plan Termination, Amount		$ 3,734,049